Offerings	May 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Fee Rate	0.01531%
Offering Note	a. An indeterminate aggregate amount or number of securities of each class is being registered hereunder, as may from time to time be offered, at indeterminate prices. Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. The indeterminate aggregate amount or number also includes such securities as may, from time to time, be issued upon conversion or exchange of securities registered hereunder, to the extent any such securities are, by their terms, convertible into or exchangeable for other securities.
b. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock
Fee Rate	0.01531%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01531%
Offering Note	See Note 1. Pursuant to Rule 457(n) under the Securities Act, where the securities to be offered are guarantees of other securities which are being registered concurrently, no separate fee for the guarantees shall be payable.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depository Shares
Fee Rate	0.01531%
Offering Note	See Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Fee Rate	0.01531%
Offering Note	See Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	See Note 1.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Secondary Offering: Common stock, par value $0.0001 per share
Amount Registered | shares	3,692,378
Proposed Maximum Offering Price per Unit	193.51
Maximum Aggregate Offering Price	$ 714,512,066.78
Fee Rate	0.01531%
Amount of Registration Fee	$ 109,391.80
Offering Note	1a. Pursuant to Rule 416 under the Securities Act, the shares of common stock being registered hereunder include an indeterminate number of shares of common stock that may be issued in connection with the anti-dilution provisions or stock splits, stock dividends, recapitalizations or similar events.
1b. With respect to the offering of shares of our common stock by selling security holders, the proposed maximum offering price per share will be delivered from time to time in connection with, and at the time of, a sale by the holder of such security.
1c. Estimated pursuant to Rule 457(c) solely for the purpose of calculating the registration fee, based on the average of the high and low reported sales prices of our common stock on May 23, 2025, as quoted on The New York Stock Exchange.

2. Gulfport Energy Corporation paid an aggregate registration fee of $124,560 in connection with the Registration Statement on Form S-3 (Registration Statement No. 333-264674), filed on May 4, 2022 (the “Prior Registration Statement”) relating to the registration of 14,326,362 shares of Common Stock, 12,372,898 of which have not been sold or issued pursuant to the Prior Registration Statement. Pursuant to Rule 457(p), the $109,391.80 registration fee associated with this filing is being offset by the $107,568.36 in fees that remain available under the Prior Registration Statement. The offering of unsold securities under the Prior Registration Statement is deemed terminated as a result of the expiration of the Prior Registration Statement. The balance of the registration fee, $1,823.44, is being paid herewith.